Summary Prospectus Supplement	February 17, 2016

Putnam International Capital Opportunities Fund
Summary Prospectus dated December 30, 2015

The section Your fund's management is supplemented to reflect that the fund’s portfolio managers are now Robert Schoen and Brett Risser, joining the fund in February 2016.

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